Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue				$ 33	$ 47	$ 6				$ 80	$ 6	$ 625
Operating expenses:
Research and development		4,701	2,928	2,648	1,495	1,440	1,586	3,195	3,479	11,772	9,700	15,807
General and administrative		2,607	2,441	2,029	1,510	1,575	1,227	1,392	1,972	8,587	6,166	6,393
Total operating expenses		7,308	5,369	4,677	3,005	3,015	2,813	4,587	5,451	20,359	15,866	22,200
Other income (expense):
Interest income		4	2	2	1	1			1	9	2	2
Interest expense		(163)	(191)	(268)	(461)	(430)	(378)	(326)	(353)	(1,083)	(1,487)	(567)
Loss on extinguishment of debt	(2,493)			(2,493)						(2,493)
Decrease in value of preferred stock warrant liability					504	(42)	(7)	20	231	504	202	39
Total other income (expense) — net		(159)	(189)	(2,759)	44	(471)	(385)	(306)	(121)	(3,063)	(1,283)	(526)
Net loss attributable to common stockholders		$ (7,467)	$ (5,558)	$ (7,403)	$ (2,914)	$ (3,480)	$ (3,198)	$ (4,893)	$ (5,572)	$ (23,342)	$ (17,143)	$ (22,174)
Net loss per share attributable to common stockholders:
Basic and diluted		$ (0.37)	$ (0.28)	$ (0.44)	$ (3.70)	$ (4.45)	$ (4.40)	$ (7.96)	$ (9.09)	$ (1.60)	$ (25.05)	$ (36.39)
Weighted-average common shares outstanding:
Basic and diluted		20,125,009	20,124,574	16,883,716	786,986	782,335	726,987	614,662	612,836	14,548,516	684,330	609,344